              As filed with the Securities and Exchange Commission
                               on January 22, 2002
                      Registration No. 333-89661; 811-09645

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                   FORM N-1A*

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [_]

                       Post-Effective Amendment No. 17                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [_]

                               Amendment No. 18                             [X]

                        (Check appropriate box or boxes)

                             -----------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
         Robert M. Kurucza, Esq.                   Carl Frischling, Esq.
         Marco E. Adelfio, Esq.                    Kramer, Levin, Naftalis
         Morrison & Foerster LLP                       & Frankel
         2000 Pennsylvania Ave., N.W.              919 3rd Avenue
         Suite 5500                                New York, New York 10022
         Washington, D.C.  20006
It is proposed that this filing will become effective (check appropriate box):

    [X]  Immediately upon filing pursuant       [_] on January 1, 2002  pursuant
         to Rule 485(b), or                         to Rule 485(b), or

    [_]  60 days after filing pursuant          [_] on (date) pursuant
         to Rule 485(a), or                         to Rule 485(a).

    [_]  75 days after filing pursuant to       [_] on (date) pursuant to
         paragraph (a)(2)*                          paragraph(a)(2) of Rule 485

If appropriate, check the following box:

    [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     The Registrant is filing this Post-Effective Amendment No. 17 to the Registration Statement of Nations Funds Trust (the "Trust") in order to register Nations California Intermediate Municipal Bond Fund, Nations New York Municipal Bond Fund and Nations New York Tax-Exempt Reserves. Part A and Part B relating to the above stated funds are hereby incorporated by reference to Post-Effective Amendment No. 15 filed on November 8, 2001.

                               NATIONS FUNDS TRUST
                              CROSS REFERENCE SHEET


Part A
Item No.                                              Prospectus
--------                                              ----------
1.  Front and Back Cover Pages ....................   Front and Back Cover Pages

2.  Risk/Return Summary: Investments, Risks
    and Performance ...............................   About this Prospectus

3.  Risk/Return Summary: Fee Tables ...............   About the Funds; Financial Highlights

4.  Investment Objectives, Principal
    Investment Strategies, and Related Risks ......   About the Funds; Other Important
                                                      Information

5.  Management's Discussion of Fund
    Performance ...................................   About the Funds

6.  Management, Organization, and
    Capital Structure .............................   What's Inside; About the Funds;
                                                      How the Funds Are Managed;
                                                      About your Investment

7.  Shareholder Information .......................   About the Funds; About your
                                                      Investment

8.  Distribution Arrangements .....................   Information for Investors

9.  Financial Highlights Information ..............   Financial Highlights; About the Funds



Part B
Item No.
--------

10. Cover Page and Table of Contents ..............   Cover Page and Table of Contents

11. Fund History ..................................   Introduction


12. Description of the Fund and Its
    Investments and Risks .........................   Additional Information on Portfolio
                                                      Investments


13. Management of the Funds .......................   Trustees And Officers; Investment
                                                      Advisory, Administration, Custody
                                                      Transfer Agency, Shareholder Servicing
                                                      and Distribution Agreements
14. Control Persons and Principal
    Holders of Securities .........................   Not Applicable

15. Investment Advisory and Other Services ........   Investment Advisory,
                                                      Administration, Custody, Transfer
                                                      Agency, Shareholder Servicing And
                                                      Distribution Agreements

16. Brokerage Allocation and Other Practices ......   Portfolio Transactions and
                                                      Brokerage--General Brokerage Policy

17. Capital Stock and Other
    Securities ....................................   Description Of Shares;
                                                      Investment Advisory, Administration,
                                                      Custody, Transfer Custody, Transfer
                                                      Agency, Shareholder Servicing And
                                                      Distribution Agreements

18. Purchase, Redemption and Pricing
    of Shares .....................................   Net Asset Value -- Purchases
                                                      And Redemptions; Distributor

19. Taxation of the Fund ..........................   Additional Information Concerning
                                                      Taxes

20. Underwriters ..................................   Investment Advisory,
                                                      Administration Custody, Transfer Agency
                                                      Shareholder Servicing And Distribution
                                                      Agreements; Distributor

21. Calculation of Performance Data ...............   Additional Information on
                                                      Performance

22. Financial Statements ..........................   Independent Accountant and
                                                      Reports



Part C
Item No.                           Other Information
--------                           -----------------

                                   Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document

                                   SIGNATURES
                                   ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 22nd day of January, 2002.

                                           NATIONS FUNDS TRUST

                                           By:          *
                                              ---------------------
                                                      A. Max Walker
                                                      President and Chairman
                                                      of the Board of Trustees

                                           By:/s/ Richard H. Blank, Jr.
                                              -------------------------
                                                      Richard H. Blank, Jr.
                                                      *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          SIGNATURES                                    TITLE                                DATE
          ----------                                    -----                                ----
                *                              President and Chairman                  January 22, 2002
----------------------------------            of the Board of Trustees
(A. Max Walker)                             (Principal Executive Officer)


/s/ Richard H. Blank, Jr.                             Treasurer                        January 22, 2002
----------------------------------                    Secretary
(Richard H. Blank, Jr.)                       (Principal Financial and
                                                 Accounting Officer)


                *                                      Trustee                         January 22, 2002
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         January 22, 2002
----------------------------------
(William P. Carmichael)

                *                                      Trustee                         January 22, 2002
----------------------------------
(James Ermer)

                *                                      Trustee                         January 22, 2002
----------------------------------
(William H. Grigg)

                *                                      Trustee                         January 22, 2002
----------------------------------
(Thomas F. Keller)

                *                                      Trustee                         January 22, 2002
----------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         January 22, 2002
----------------------------------
(Cornelius J. Pings)

                *                                      Trustee                         January 22, 2002
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         January 22, 2002
----------------------------------
(Thomas S. Word)

                *                                      Trustee                         January 22, 2002
----------------------------------
(James B. Sommers)


/s/ Richard H. Blank, Jr.
----------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact


                               NATIONS FUNDS TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.  Exhibits

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

--------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------
(a)              Articles of Incorporation:

(a)(1) Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2) Amended and Restated Declaration of Trust last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.
--------------------------------------------------------------------------------
(b)              Bylaws:

                 Not Applicable

--------------------------------------------------------------------------------
(c)              Instruments Defining Rights of Securities Holders:

                 Not Applicable

--------------------------------------------------------------------------------
(d)              Investment Advisory Contracts:

(d)(1) Investment Advisory Agreement between Banc of America Advisors, LLC (formerly Banc of America Advisors, Inc.) ("BA Advisors") and Nations Funds Trust ("Registrant") dated March 30, 2000,
                 Schedule I dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------
(d)(2) Form of Investment Advisory Agreement between BA Advisors and the Registrant, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(d)(3) Investment Sub-Advisory Agreement among BA Advisors, Banc of America Capital Management, LLC (formerly Banc of America Capital Management, Inc.) ("BACAP") and the Registrant dated March 30, 2000, Schedule I dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(d)(4) Form of Investment Sub-Advisory Agreement among BA Advisors, BACAP and the Registrant, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(d)(5) Investment Sub-Advisory Agreement among BA Advisors, Brandes Investment Partners, L.P. ("Brandes") and the Registrant dated April 9, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

(d)(6) Interim Sub-Advisory Agreement among BA Advisors, BACAP and the Registrant dated January 1, 2002, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

--------------------------------------------------------------------------------
(e)              Underwriting Contract:

(e)(1)           Distribution Agreement between the Registrant and Stephens Inc.
                 ("Stephens") dated February 14, 2000, Schedule I dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(e)(2) Form of Distribution Agreement between the Registrant and Stephens, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

--------------------------------------------------------------------------------
(f)              Bonus or Profit Sharing Contracts:

(f)(1) Deferred Compensation Plan, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

--------------------------------------------------------------------------------
(g)              Custodian Agreements:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------
(g)(1) Amended and Restated Custody Agreement between the Registrant and The Bank of New York ("BNY") dated July 2, 2001, Schedule I dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(g)(2) Form of Amended and Restated Custody Agreement between the Registrant and BNY, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(g)(3) Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the LifeGoal Portfolios dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.

--------------------------------------------------------------------------------
(h)               Other Material Contracts:

(h)(1) Co-Administration Agreement among the Registrant, Stephens and BA Advisors dated February 14, 2000, Schedule I dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(h)(2) Form of Co-Administration Agreement among the Registrant, Stephens and BA Advisors, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(3) Sub-Administration Agreement among the Registrant, BNY and BA Advisors dated February 14, 2000, Schedule I dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(h)(4) Form of Sub-Administration Agreement among the Registrant, BNY and BA Advisors, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(5)            Shareholder Servicing Plan relating to Investor B Shares,
                  Exhibit I amended November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(h)(6) Form of Shareholder Servicing Plan relating to Investor B Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------
(h)(7)            Shareholder Servicing Plan relating to Investor C Shares,
                  Exhibit I amended November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(h)(8) Form of Shareholder Servicing Plan relating to Investor C Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(9) Form of Shareholder Servicing Plan relating to Adviser Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(10) Form of Shareholder Servicing Plan relating to Daily Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(11) Form of Shareholder Servicing Plan relating to Investor Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(12) Form of Shareholder Servicing Plan relating to Liquidity Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(13) Form of Shareholder Servicing Plan relating to Market Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(14) Form of Shareholder Servicing Plan relating to Service Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(15) Form of Shareholder Administration Plan relating to Investor B and Investor C Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(16) Form of Shareholder Administration Plan relating to Institutional Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(17) Form of Shareholder Administration Plan relating to Trust Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------
(h)(18)           Transfer Agency and Services Agreement between PFPC Inc.
                  (formerly First Data Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1, 1995, Schedule G dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(h)(19) Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(h)(20) Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(h)(21) Form of Amended and Restated Transfer Agency and Services Agreement between PFPC and the Registrant, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(22) Sub-Transfer Agency Agreement between PFPC and Bank of America, N.A. ("Bank of America") dated September 11, 1995, Schedule A dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(h)(23) Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(h)(24) Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(h)(25) Form of Amended and Restated Sub-Transfer Agency and Services Agreement between PFPC and Bank of America, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(26) Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix dated November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------
(h)(27) Form of Amended and Restated Foreign Custody Manager Agreement between BNY and the Registrant, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(h)(28) Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Master Investment Trust and the Registrant dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

--------------------------------------------------------------------------------
(i)               Legal Opinion

(i)(1)            Opinion and Consent of Counsel, filed herewith.

--------------------------------------------------------------------------------
(j)               Other Opinions

                  Not Applicable

--------------------------------------------------------------------------------
(k)               Omitted Financial Statements

                  Not Applicable

--------------------------------------------------------------------------------

(l)               Initial Capital Agreements:

(l)(1) Investment Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

--------------------------------------------------------------------------------
(m)               Rule 12b-1 Plans:

(m)(1) Shareholder Administration Plan relating to Primary B Shares, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.

(m)(2) Shareholder Servicing and Distribution Plan relating to Investor A Shares, Exhibit A amended November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(m)(3) Form of Shareholder Servicing and Distribution Plan relating to Investor A Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(m)(4) Distribution Plan relating to Investor B Shares, Exhibit A amended November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------
(m)(5) Form of Distribution Plan relating to Investor B Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(m)(6) Distribution Plan relating to Investor C Shares, Exhibit A amended November 19, 2001, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(m)(7) Form of Distribution Plan relating to Investor C Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(m)(8) Form of Distribution Plan relating to Daily Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(m)(9) Form of Distribution Plan relating to Investor Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(m)(10) Form of Distribution Plan relating to Liquidity Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(m)(11) Form of Distribution Plan relating to Market Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

(m)(12) Form of Distribution Plan relating to Service Class Shares, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

--------------------------------------------------------------------------------
(n)               Financial Data Schedule:

                  Not Applicable

--------------------------------------------------------------------------------
(o)               Rule 18f-3 Plan:

(o)(1) Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(o)(2) Form of Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective Amendment No. 15, filed November 8, 2001.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter     Description

--------------------------------------------------------------------------------
(p)               Codes of Ethics:

(p)(1) Nations Funds Family Code of Ethics, incorporated by reference to Post-Effective Amendment No. 5, filed October 13, 2000.

(p)(2) BA Advisors Code of Ethics, incorporated by reference to Post-Effective Amendment No. 5, filed October 13, 2000.

(p)(3) BACAP Code of Ethics, incorporated by reference to Post-Effective Amendment No. 5, filed October 13, 2000.

(p)(4) Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

(p)(6) Stephens Code of Ethics, incorporated by reference to Post-Effective Amendment No. 5, filed October 13, 2000.

(q)               Powers of Attorney for Edmund L. Benson, Charles B. Walker, A.
                  Max Walker, Thomas S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller, Carl E. Mundy, Jr., James B. Sommers, Cornelius J. Pings and William P. Carmichael, incorporated by reference to Post-Effective Amendment No. 2, filed May 5, 2000.

--------------------------------------------------------------------------------

ITEM 24. Persons Controlled by of Under Common Control with the Fund

     No person is controlled by or under common control with the Registrant.

ITEM 25. Indemnification

     Article VII of the Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant's:

         1. Co-Administration Agreement with Stephens and BA Advisors;

         2. Sub-Administration Agreement with BNY and BA Advisors;

         3. Distribution Agreement with Stephens;

         4. Custody Agreement with BNY;

         5. Custody Agreement with Bank of America, N.A.;

         6. Transfer Agency and Services Agreement with PFPC; and

         7. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

      The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

      Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

      The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

      Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Adviser

      To the knowledge of the Registrant, none of the directors or officers of BA Advisors, the adviser to the Registrant's portfolios, or BACAP or Brandes, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BA Advisors, BACAP or Brandes, respectively, or other subsidiaries of Bank of America Corporation.

      (a) BA Advisors performs investment advisory services for the Registrant and certain other customers. BA Advisors is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BA Advisors with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

      (b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly

TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

      (c) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

ITEM 27. Principal Underwriters

      (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Separate Account Trust, Wells Fargo Funds Trust, Wells Fargo Variable Trust, Barclays Global Investors Funds, Inc., and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund, Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.

      (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

      (c) Not applicable.

ITEM 28. Location of Accounts and Records

      (1) BA Advisors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

      (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

      (3) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

      (4) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

      (5) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

      (6) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

      (7) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

ITEM 29. Management Services

      Not Applicable

ITEM 30. Undertakings

      Not Applicable

                                  EXHIBIT INDEX
                                  -------------

                               Nations Funds Trust

                               File No. 333-89661

Exhibit Number                         Description
--------------                         -----------

EX.-99.23(i)(1)                        Opinion and Consent of Counsel